Other Income, Net Of Losses (Other Income, Net Of Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Nonoperating Income (Expense) [Abstract]
Remarketing Fees	$ 101	$ 112	$ 82
Fees and Commissions, Other	90	88	94
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	52	18	15
Fees and Commissions, Mortgage Banking and Servicing	0	0	81
Unrealized Gain (Loss) on Derivatives	(8)	(31)	24
Other Income	79	93	87
Other income, net of losses	$ 314	$ 280	$ 383